HARTFORD DIVIDEND AND GROWTH HLS FUND
Hartford Dividend and Growth HLS Fund Summary Section
INVESTMENT OBJECTIVE.
The Fund seeks a high level of current income consistent with growth of capital.
YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that fees and expenses in this table and the example below do not include fees and expenses that will be applied at the variable contract level or by a qualified pension or retirement plan and would be higher if such fees and expenses were included. You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - HARTFORD DIVIDEND AND GROWTH HLS FUND	Class IA	Class IB
Management fees	0.65%	0.65%
Distribution and/or service (12b-1) fees	none	0.25%
Other expenses	0.03%	0.03%
Total annual fund operating expenses	0.68%	0.93%

Example.

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•                  Your investment has a 5% return each year

•                  The Fund's operating expenses remain the same

•                  You reinvest all dividends and distributions

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example - HARTFORD DIVIDEND AND GROWTH HLS FUND - USD ($)	Year 1	Year 3	Year 5	Year 10
Class IA	69	218	379	847
Class IB	95	296	515	1,143

Expense Example, No Redemption - HARTFORD DIVIDEND AND GROWTH HLS FUND - USD ($)	Year 1	Year 3	Year 5	Year 10
Class IA	69	218	379	847
Class IB	95	296	515	1,143

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.
The Fund invests primarily in a portfolio of equity securities that typically have above average dividend yields and whose prospects for capital appreciation are considered favorable by the sub-adviser, Wellington Management Company LLP (“Wellington Management”). The Fund’s portfolio seeks to be broadly diversified by company and industry. Under normal market and economic conditions, at least 80% of the Fund’s net assets are invested in dividend paying equity securities. The Fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index. The Fund may invest up to 20% of its net assets in securities of foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the Fund. As a key component of its fundamental analysis, Wellington Management evaluates a company’s ability to sustain and potentially increase its dividend payments. Wellington Management also evaluates a company's business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value, including certain environmental, social and/or governance (ESG) factors.

PRINCIPAL RISKS.

 The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters, please see "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

Market Risk −Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities of a company may decline in value due to its financial prospects and activities, including certain operational impacts, such as data breaches and cybersecurity attacks. Securities may also decline in value due to general market and economic movements and trends, including adverse changes to credit markets.

Dividend Paying Security Investment Risk −Income provided by the Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies. Issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. Dividend paying securities can fall out of favor with the market, causing the Fund during such periods to underperform funds that do not focus on dividends. The Fund's focus on dividend paying investments may cause the Fund's share price and total return to fluctuate more than those of funds that do not focus their investments on such investments.

Active Investment Management Risk −The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money.

Equity Risk −The risk that the price of equity or equity related securities may decline due to changes in a company's financial condition and overall market and economic conditions.

Foreign Investments Risk −Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions and the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions), may affect the value of the Fund's investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund's foreign investments. Certain European countries in which the Fund may invest have recently experienced significant volatility in financial markets and may continue to do so in the future. The impact of the United Kingdom's intended departure from the European Union, commonly known as "Brexit," and the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. This may adversely impact Fund performance.

Currency Risk −The risk that the value of the Fund's investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer's local currency.

Securities Lending Risk −The Fund may engage in securities lending. The Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Large Shareholder Transaction Risk −The Fund may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Fund. Such redemptions may cause the Fund to sell securities at times when it would not otherwise do so or borrow money (at a cost to the Fund), which may negatively impact the Fund's performance and liquidity. Similarly, large purchases may adversely affect the Fund's performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also increase transaction costs.

The Fund is subject to certain other risks, which are discussed in "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at www.hartfordfunds.com. The returns:

•    Assume reinvestment of all dividends and distributions

•    Would be lower if the effect of sales charges or other fees that may be applied at the contract or plan level were included.

The bar chart:

•    Shows how the Fund's total return has varied from year to year

•    Shows the returns of Class IA shares. Returns for Class IB shares differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 16.14% (2nd quarter, 2009) Lowest -14.67% (3rd quarter, 2011)
Average Annual Total Returns.
The table below shows returns for the Fund over time compared to those of two broad-based market indices. For more information regarding returns see “Performance Notes” in the Fund’s statutory prospectus.

Average annual total returns for periods ending December 31, 2018
Average Annual Total Returns - HARTFORD DIVIDEND AND GROWTH HLS FUND	Average Annual Returns, Label	1 Year	5 Years	10 Years
Class IA	Class IA	(5.32%)	7.53%	11.91%
Class IB	Class IB	(5.56%)	7.26%	11.63%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	(4.38%)	8.49%	13.12%
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	(8.27%)	5.95%	11.18%